Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Maturities of Bank Borrowings
Not later than 1 year	$ 22,406,000	$ 24,971,000
Between 1 to 3 years	21,208,000	14,153,000
Between 3 to 4 years	15,850,000	14,572,000
Between 4 to 5 years	17,790,000	15,405,000
Later than 5 years	17,254,000	24,059,000
Total	94,508,000	93,160,000
Unutilized bank borrowing facilities	$ 43,038,000	$ 41,248,000